Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2021
Condensed Financial Information of the Parent Company
Summary of Parent Company Balance Sheets

	As of	As of
	March 31,	September 30,
	2021	2020
Assets
Current assets
Cash	$597,190	$2,122
Other current assets	1,446	—

Non-current assets
Investment in subsidiaries	40,622,413	30,217,865
Total assets	$41,221,049	$30,219,987

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties	1,999,136	1,894,811
Other current liabilities	3,072	40,000
Total liabilities	2,002,208	1,934,811

Commitments and contingencies

Shareholders’ equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 27,583,770 and 20,517,703 shares issued and outstanding at March 31, 2021 and September 30, 2020, respectively	27,584	20,518
Additional paid-in capital	27,842,612	20,335,228
Retained earnings	11,348,645	7,929,430
Total shareholders’ equity	39,218,841	28,285,176

Total liabilities and shareholders’ equity	$41,221,049	$30,219,987

Summary of Parent Company Statements of Operations

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Operating expenses:
General and administrative expenses	$(1,267,506)	$(236,794)

Other expenses
Interest expenses	—	(132,511)
Amortization of debt issuance costs	—	(1,093,440)
Other expenses	(408)	(509)

Loss from operations	(1,267,914)	(1,463,254)
Equity in income of subsidiaries and VIE	2,630,530	1,406,202
Net income (loss) attributable to Farmmi, Inc.	$1,362,616	$(57,052)

Summary of Parent Company Statements of Cash Flows

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Net cash (used in) provided by operating activities	$(500,878)	$894,914
Net cash provided by (used in) financing activities	1,087,746	(922,071)
Net decrease in cash and restricted cash	586,867	(27,157)
Cash and restricted cash, beginning of year	2,122	635,683
Cash and restricted cash, end of year	$588,989	$608,526